Debt, Receivables Financing Agreement (FY) (Details) € in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	May 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Total Debt Maturities [Abstract]
Debt maturities, 2017		$ 23.8
Debt maturities, 2018		23.8
Debt maturities, 2019		23.9
Debt maturities, 2020		2,177.0
Debt maturities, 2021		577.6
Debt maturities, thereafter		11.0
Operating Lease Commitments [Abstract]
Annual rental payments for operating leases		32.3				$ 34.4	$ 35.0
Future minimum rental payments for operating leases, 2017		22.5
Future minimum rental payments for operating leases, 2018		16.9
Future minimum rental payments for operating leases, 2019		12.4
Future minimum rental payments for operating leases, 2020		7.7
Future minimum rental payments for operating leases, 2021		3.7
Future minimum rental payments for operating leases, thereafter		14.5
LIBOR [Member]
Debt Instrument [Line Items]
Outstanding borrowing	$ 1,285.5	1,838.3	€ 615.0	€ 387.0
Receivables Financing Agreement [Member]
Debt Instrument [Line Items]
Outstanding borrowing	0.0	0.0
Letters of credit outstanding	$ 33.2	$ 21.8
Letters of credit interest rate	1.60%	1.60%
Prior notice period for prepayment of borrowings or letters of credit	1 day	1 day
Prior notice period for termination of agreement	15 days	15 days
Remaining borrowing capacity	$ 82.1	$ 53.2
Receivables Financing Agreement [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Interest rate	1.60%	1.60%	1.60%	1.60%
Receivables Financing Agreement [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate	1.60%	1.60%	1.60%	1.60%
Receivables Financing Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Aggregate borrowing					$ 75.0